Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Intangible assets, gross	$ 243,644	$ 243,644
Less accumulated amortization	(41,380)	(38,115)
Intangible assets, net	202,264	205,529
Issued patents (amortized) [Member]
Intangible Assets [Line Items]
Intangible assets, gross	31,840	31,840
Unissued patents (unamortized) [Member]
Intangible Assets [Line Items]
Intangible assets, gross	207,150	207,150
Software development costs [Member]
Intangible Assets [Line Items]
Intangible assets, gross	$ 4,654	$ 4,654